Share Repurchase Program - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Repurchase Program [Line Items]
Share buyback, authorized amount	$ 25		$ 10
Stocks repurchased under share repurchase program, value		$ 4.6	$ 0.1	$ 3.4
Stocks repurchased under share repurchase program (in shares)		1.70	0.04	0.70